Consolidated shareholders’ equity - Summary of Currency Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 77,507	€ 74,040	€ 74,784
Attributable to non-controlling interests	350	313	368
Total equity	77,857	74,353	75,152	€ 69,031
Reserve of exchange differences on translation
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	2,408	(31)	1,499
Attributable to non-controlling interests	(17)	(37)	(37)
Total equity	€ 2,391	€ (68)	€ 1,462